Construction in Progress (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Construction in Progress

	2019	2018
	Million	Million
As of January 1	72,180	78,112
Additions	163,312	163,962
Transferred to property, plant and equipment	(167,514)	(169,894)

As of December 31	67,978	72,180